Other long-term liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	As at September 30, 2023	As at September 30, 2022
	$	$
Deferred revenue	112,370	90,371
Deferred compensation plan liabilities (Note 17)	97,745	81,452
Other	33,477	20,285
	243,592	192,108